Liabilities arising from securities (Tables)	12 Months Ended
Dec. 31, 2023
Liabilities Arising From Securities
Schedule of liabilities arising from securities

In BRL thousands	2023	2022	2021

Classification:
Financial Liabilities Measured at Fair Value in Income Held for Trading	5,985,593	8,921,518	7,459,784
Financial liabilities at amortized cost	124,397,422	107,120,875	79,036,792
Total	130,383,015	116,042,393	86,496,576

Type:
Real estate credit notes - LCI (1)	41,677,823	34,997,824	28,918,966
Eurobonds	13,612,088	14,508,126	12,952,068
Financial Bills (2)	22,729,058	33,713,048	25,074,264
Agribusiness credit notes - LCA	36,422,805	24,045,319	16,989,434
Secured Real Estate Notes (3)	15,941,241	8,778,076	2,561,845
Total	130,383,015	116,042,393	86,496,576
(1)	Real estate credit notes ("LCI") are fixed income securities backed by real estate loans and secured by either mortgage or fiduciary transfer of properties. As of December 31, 2023, their maturity dates ranged from 2024 to 2030 (2022 - with maturity dates from 2023 to 2028 and 2021 maturity dates from 2022 to 2028).
(2)	The key attributes of financial bills include a minimum term of two years, a minimum nominal value of R$50, and the permission for early redemption of only 5% of the issued amount. As of December 31, 2023, their maturity dates ranged from 2024 to 2023 (2022 - with maturity dates from 2023 to 2032 and 2021 - maturity dates from 2022 to 2031).
(3)	Secured real estate notes are fixed-income securities backed by real estate loans collateralized by the issuer and by a pool of real estate loans segregated from the issuer's other assets. As of December 31, 2023, their maturity dates ranged from 2024 to 2035 (12/31/2022), with maturity dates from 2023 to 2032)."

Schedule of indexing

Indexing Units:	Domestic Currency	Foreign Currency

Financial Bills	100% to 108% of CDI	-
	100% of IPCA	-
	Pre fixed: 6.18% to 14.31%	-
Real estate credit notes - LCI	86% to 105.8% of CDI	-
	Pre fixed: 4.38% of 14%	-
	100% of IPCA	-
	IPCA 1.5% to 1.7%	-
	TR 100%.	-
Agribusiness credit notes - LCA	64% to 108% of CDI	-
	4.83% to 13.72% of SELIC	-
Secured Real Estate Notes - LIG	80% to 106% of CDI	-
	100% of IPCA	-
	Pré-fixados 100%	-
Eurobonds	-	0,04% to 13.04%
CDI+6.4%
	-	CDI+9%

Schedule of breakdown by currency

In BRL thousands
Currency:	2023	2022	2021

Real	116,770,927	101,534,267	73,544,509
U.S. dollar	13,612,088	14,508,126	12,952,068
Total	130,383,015	116,042,393	86,496,576

	Average interest rate (%)
Currency:	2023	2022	2021

Real	11.9%	12.3%	5.4%
U.S. dollar	4.9%	5.2%	5.7%
Total	8.4%	8.8%	5.6%

Schedule of changes in liabilities arising from securities

In BRL thousands	2023	2022	2021

Balance at the beginning of the fiscal year	116,042,393	86,496,576	56,875,514
Issuances	75,404,958	60,583,109	101,784,961
Payments	(63,400,960)	(39,154,639)	(97,220,580)
Interest (Note 32)	4,998,766	6,951,908	4,536,849
Exchange differences and Others	(2,662,142)	1,165,439	20,519,832
Balance at the end of the fiscal year	130,383,015	116,042,393	86,496,576

Schedule of breakdown of eurobonds and other securities

Issuance	Maturity by	Interest Rate (p.a.)	2023	2022	2021
2018	2025	Up to 6.4% + CDI	-	-	306,253
2019	2027	Up to 9% + CDI	-	32,204	1,189,699
2020	2027	Up to 9% + CDI	-	90,069	3,363,551
2021	2031	Up to 9% + CDI	3,337,315	6,306,335	8,092,563
2022	2035	Up to 9% + CDI	1,918,929	8,079,519	-
2023	2033	Up to 9% + CDI	8,355,844	-	-
Total			13,612,088	14,508,127	12,952,066